Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2023	Jul. 10, 2024	Jun. 30, 2024	Oct. 11, 2023	Dec. 31, 2022	Apr. 11, 2022
Summary of Significant Accounting Policies [Line Items]
Maturity date				185 years
Interest on bank deposit accounts				4.50%
Shares subject to possible redemption			751,837		4,537,829
Federal depository insurance coverage amount (in Dollars)		$ 250,000
Federal depository insurance coverage (in Dollars)				$ 250,000
Public Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Allocated of public shares and charged to temporary equity shares (in Dollars)	$ 4,488,135
Public Warrants [Member]
Summary of Significant Accounting Policies [Line Items]
Warrants outstanding		8,250,000		8,250,000
Allocated of public shares and charged to temporary equity shares (in Dollars)	$ 617,180
Private Placement Warrants [Member]
Summary of Significant Accounting Policies [Line Items]
Warrants outstanding		510,000		510,000
Class A ordinary shares
Summary of Significant Accounting Policies [Line Items]
Shares subject to possible redemption		4,537,829		4,537,829		8,250,000
IPO [Member]
Summary of Significant Accounting Policies [Line Items]
Offering costs (in Dollars)		$ 5,105,315					$ 567,815
Over-Allotment Option [Member] | Founder Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Aggregate forfeitd shares	93,750